Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 2,652	$ 2,675
Holdback receivable	0	5,811
Other receivables	1,043	2,032
Allowance for expected credit losses	(460)	(615)
Accounts receivable	3,525	10,177
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties (note 13)	$ 290	$ 274